Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Accounts Receivable, Allowance for Credit Loss | $	$ 4,398	$ 4,145
Ordinary shares, authorized	180,000
Shares, Outstanding	88,091	86,110
Shares, Issued		86,376
Treasury Stock, Common
Treasury Stock, Shares, Acquired	266